Shareholders' Equity (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Shareholders' Equity
Other retained earnings, less treasury stock	¥ 223,299
Dividends appropriated as additional paid-in capital	10.00%
Percentage of common stock equal to additional paid-in capital and legal reserve	25.00%